Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 11,646,390	¥ 12,866,428
Additions	114,619	84,508
Disposals	(70,605)	(37,614)	¥ (16,424)
Disposal of subsidiaries		(2,291)
Reclassification	0	0
Transferred from construction in progress	1,123,620	344,935
Transferred from investment properties	6,924
Transferred to investment properties	(12,347)
Charge for the year	(1,507,804)	(1,550,924)	(1,574,842)
Impairment loss		(58,652)	(118,179)
Closing net book amount	11,300,797	11,646,390	12,866,428
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,033,230	1,122,393
Additions	0	0
Disposals	(4,114)	(10,069)
Disposal of subsidiaries		0
Reclassification	16,395	775
Transferred from construction in progress	26,655	7,260
Transferred from investment properties	6,924
Transferred to investment properties	(12,347)
Charge for the year	(92,123)	(87,129)
Impairment loss		0
Closing net book amount	974,620	1,033,230	1,122,393
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	10,286,523	11,414,649
Additions	99,041	58,906
Disposals	(60,503)	(25,141)
Disposal of subsidiaries		0
Reclassification	(82,604)	(13,904)
Transferred from construction in progress	999,412	309,346
Transferred from investment properties	0
Transferred to investment properties	0
Charge for the year	(1,346,725)	(1,398,681)
Impairment loss		(58,652)
Closing net book amount	9,895,144	10,286,523	11,414,649
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	326,637	329,386
Additions	15,578	25,602
Disposals	(5,988)	(2,404)
Disposal of subsidiaries		(2,291)
Reclassification	66,209	13,129
Transferred from construction in progress	97,553	28,329
Transferred from investment properties	0
Transferred to investment properties	0
Charge for the year	(68,956)	(65,114)
Impairment loss		0
Closing net book amount	¥ 431,033	¥ 326,637	¥ 329,386